Investment Objectives and Goals - Research Affiliates Deletions ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RESEARCH AFFILIATES DELETIONS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Research Affiliates Deletions ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Research Affiliates Deletions Index (the “Index”).